ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 8, 2022	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn: Sonny Oh

Re:    Brighthouse Funds Trust I (File Nos. 333-48456 and 811-10183) (the “Registrant”)

Dear Mr. Oh:

On behalf of the Registrant, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 98 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), which includes a copy of the Prospectus and Statement of Additional Information relating to the series of the Registrant currently named PanAgora Global Diversified Risk Portfolio II (formerly, AQR Global Risk Balanced Portfolio), which will be renamed PanAgora Global Diversified Risk Portfolio upon the completion of the Reorganization (as that term is defined below) (the “Portfolio”). Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective 60 days after filing, unless superseded by a subsequent filing. The Amendment relates solely to the Portfolio and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Registrant.

The Registrant requests selective review of the Amendment in accordance with the release of the U.S. Securities and Exchange Commission (“SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The Portfolio’s Board of Trustees (the “Board”) approved a change of subadviser for the Portfolio from AQR Capital Management, LLC to PanAgora Asset Management, Inc., effective December 15, 2021, at a meeting held on November 30, 2021 (the “November Meeting”). At the November Meeting, the Board also approved the reorganization (the “Reorganization”) of the series of the Registrant currently named PanAgora Global Diversified Risk Portfolio (the “Target Portfolio”) into the Portfolio. The Reorganization is subject to certain conditions, including approval by shareholders of the Target Portfolio. It is currently anticipated that a meeting of shareholders of the Target Portfolio to consider the Reorganization will be held on February 25, 2022 and, if approved by shareholders of the Target Portfolio, the Reorganization is expected to be completed on or about May 2, 2022. As noted above, it is currently expected that, effective upon the completion of the Reorganization, the Portfolio will be renamed PanAgora Global Diversified Risk Portfolio.

Securities and Exchange Commission	- 2 -	February 8, 2022

In connection with the Reorganization, the Registrant filed a registration statement on Form N-14 pursuant to Rule 488 of the Securities Act (Registration No. 333-261439) (the “N-14 Registration Statement”) on December 1, 2021 and the definitive form of Prospectus/Proxy Statement pursuant to Rule 497 under the Securities Act on January 14, 2022. Because the Portfolio is offered as an underlying investment option for variable life insurance policies and variable annuity contracts (“Contracts”) issued by insurance companies, the Registrant plans to provide the Portfolio’s Prospectus and Statement of Additional Information to the insurance companies by April 11, 2022 to facilitate the printing and mailing of such documents to Contract holders together with the annual updates for the Contracts. The Registrant would greatly appreciate receiving any comments you may have on the Amendment by March 25, 2022. If you have comments after that date, the Registrant would still appreciate receiving them, but depending on the nature of the comments, may not be able to reflect them until the Registrant’s 2023 annual update of its Registration Statement.

The Registrant requests selective review of the Amendment based on the following circumstances:

1.

The disclosure in the Amendment is substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on February 7, 2020 (SEC Accession Number: 0001193125-20-028273), except with respect to Portfolio-specific sections (such as the Portfolio’s name, investment objective, fees and expenses, investment strategies and risks, performance, portfolio management, and financial highlights) and routine annual update changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act.

2.

With respect to the Portfolio-specific sections, the disclosure in the Amendment relating to the Portfolio’s investment objective, investment strategies and risks, performance and portfolio management is substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s N-14 Registration Statement.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:	Dina Lee, Esq.
Edwin Batista, Esq. Brian D. McCabe, Esq. Jeremy C. Smith, Esq.